UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-2819

Natixis Cash Management Trust

(Exact name of registrant as specified in charter)

399 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Coleen Downs Dinneen, Esq.

Natixis Distributors, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2810

Date of fiscal year end: June 30

Date of reporting period: June 30, 2010

Item 1.	Reports to Stockholders.

The Registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

ANNUAL REPORT

June 30, 2010

Natixis Cash Management Trust – Money Market Series

Reich & Tang Asset Management, LLC

TABLE OF CONTENTS

Management Discussion and Performance page 1

Portfolio of Investments page 8

Financial Statements page 9

NATIXIS CASH MANAGEMENT TRUST — MONEY MARKET SERIES

Management Discussion

PORTFOLIO PROFILE

Objective:

Seeks maximum current income consistent with preservation of capital and liquidity

Strategy:

Invests primarily in high-quality, short-term, U.S. dollar-denominated money market investments issued by U.S. and foreign issuers

Inception Date:

July 10, 1978

Symbols:

Class A	NEMXX
Class B	NMBXX
Class C	NVCXX

Manager:

Robert Rickard,

Reich & Tang Asset Management, LLC

What You Should Know:

The fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although it seeks to maintain a constant share price of $1.00, it is possible to lose money by investing in the fund.

Market Conditions

As we began the fund’s fiscal year in July 2009, the U.S. economy was under a black cloud: unemployment was on the rise, housing prices were in freefall and the U.S. consumer had retreated to the sidelines. By year end, we began to see some signs of economic progress. In late spring, however, a European debt crisis created a headwind against the expanding U.S. economic recovery, and talks of a double-dip recession ensued.

Against this backdrop, the Federal Reserve Board (the Fed) remained on hold during the period, leaving the federal funds rate (which directly influences yields on money market securities) between 0.00% to 0.25%, its historical low.

Performance Results

For the 12 months ended June 30, 2010, Class A shares of Natixis Cash Management Trust – Money Market Series maintained a constant value of $1.00 and provided a total return of 0.03%.

The fund’s adviser, Natixis Asset Management Advisors, L.P., has temporarily agreed to waive its management fee and/or reimburse certain expenses (in addition to fees reduced and/or expenses reimbursed under the expense limitation agreement) to the extent necessary to maintain a consistent net asset value of $1.00 per share. This agreement is voluntary and may be terminated at any time.

Explanation of Fund Performance

Early in the fiscal year, we kept the fund’s average maturity on the short side in an effort to maintain cash to meet liquidity demands. As economic data began to improve, we selectively extended average maturity among larger, well-established issuers to capture additional yield without sacrificing safety. Later in the period, as fallout from the European debt crisis spread to the U.S. economy, we adopted a more conservative approach and once again trimmed average maturity. At the beginning of July 2009, average maturity was 33 days. It climbed to 45 days as of December 31, 2009. By June 30, 2010 average maturity had dropped to 21 days.

The majority of the portfolio was invested in Certificates of Deposit (CDs) from leading financial institutions. We emphasized multi-national banks and major domestic banks to capture yield, while avoiding smaller, regional banks that were not covered by government rescue programs.

At the start of the fiscal year, CDs accounted for 44.3% of assets, with another 5.4% in time deposits, which are similar to CDs. These positions climbed to 53.1% and 12.7% of assets, respectively, as of December 31, 2009. By June 30, 2010, CDs and time deposits made up 56.5% and 21.2% of assets, respectively.

Commercial paper also accounted for a major portion of fund assets. Because these securities are not backed or insured by the U.S. government, they tend to offer higher yields with relatively little additional risk, especially on the shorter end of the maturity spectrum.

At the beginning of July 2009, 44.6% of the portfolio was invested in commercial paper. As more attractive opportunities became available, we reduced the fund’s weight in these securities and shifted assets to CDs. We further trimmed the fund’s commercial paper position in response to new Securities and Exchange Commission (SEC) money market rules, which began to take effect in May 2010. These risk-limiting regulations establish new average maturity limits and liquidity requirements for money market funds. At period’s end, 18.5% of fund assets were invested in commercial paper.

The fund’s weight in variable-rate demand instruments and medium-term notes remained fairly stable during the period. The fund also had no exposure to U.S. government and agency securities over the past 12 months.

Outlook

At its most recent meeting in June, the Fed reiterated its intent to maintain low short-term rates “for an extended period,” which translates into continued low yields for money market funds.

1  |

NATIXIS CASH MANAGEMENT TRUST — MONEY MARKET SERIES

In the months ahead, we will maintain a shorter average maturity for a portion of the portfolio and keep minimum percentages of assets liquid, in accordance with the new SEC money market rules. At the same time, we will slowly extend average maturity with selected issues to take advantage of attractive yields on the longer end of the maturity spectrum.

Annualized Seven-Day Yield — June 30, 2010

Class A, B & C	0.00%

Yields will fluctuate with changes in market conditions.

The seven-day money market yield reflects the fund’s current earnings more closely than total return.

Average Annual Total Returns1 — June 30, 20102

	1 Year	5 Years	10 Years

Class A (Inception 7/10/78)
Net Asset Value	0.03%	2.72%	2.29%

Class B (Inception 9/13/93)
Net Asset Value	0.03	2.72	2.29

Class C (Inception 3/1/98)
Net Asset Value	0.03	2.72	2.29

Expense Ratios3

as stated in the most recent prospectus

Share Class	Gross Expense Ratio*	Net Expense Ratio**
A	0.72%	0.65%
B	0.72	0.65
C	0.72	0.65

*	Before fee waiver and/or expense reimbursements.
**	After fee waiver and/or expense reimbursements. Fee waiver and/or expense reimbursement are contractual and are set to expire 8/31/11.
1	These returns include reinvestment of distributions, represent past performance and do not predict future results. Returns do not reflect taxes shareholders might owe on any fund distributions. Periods of less than one year are not annualized.
2	Fund performance has been increased by fee waiver and/or expense reimbursements, if any, without which performance would have been lower.
3	The fund’s adviser, Natixis Asset Management Advisors, L.P., has temporarily agreed to waive its management fee and/or reimburse certain expenses to the extent necessary to maintain a constant net asset value of $1.00 per share. This agreement is voluntary and may be terminated at any time. This agreement is not reflected as part of the Net Expense Ratio in the current prospectus.

|  2

ADDITIONAL INFORMATION

The portfolio manager’s commentary reflects the conditions and actions taken during the reporting period, which are subject to change. A shift in opinion may result in strategic and other portfolio changes.

Before investing, consider the fund’s investment objectives, risks, charges, and expenses. Visit www.ga.natixis.com or call 800-225-5478 for a prospectus and/or a summary prospectus, both of which contain this and other information. Read it carefully.

PROXY VOTING INFORMATION

A description of the fund’s proxy voting policies and procedures is available without charge, upon request, by calling Natixis Funds at 800-225-5478; on the fund’s website at www.ga.natixis.com; and on the Securities and Exchange Commission’s (SEC’s) website at www.sec.gov. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2010 is available from the fund’s website and the SEC’s website.

QUARTERLY PORTFOLIO SCHEDULES

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

3  |

UNDERSTANDING FUND EXPENSES

As a mutual fund shareholder, you incur different costs: transaction costs and ongoing costs, including management fees and other fund expenses. In addition, the fund may assess a minimum balance fee of $20 on an annual basis for accounts that fall below the required minimum to establish an account. Certain exceptions may apply. These costs are described in more detail in the fund’s prospectus. The examples below are intended to help you understand the ongoing costs of investing in the fund and help you compare these with the ongoing costs of investing in other mutual funds.

The first line in the table for each class of fund shares shows the actual account values and actual fund expenses you would have paid on a $1,000 investment in the fund from January 1, 2010 through June 30, 2010. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example $8,600 account value divided by $1,000 = 8.6) and multiply the result by the number in the Expenses Paid During Period column as shown below for your class.

The second line in the table for each class of fund shares provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

NATIXIS CASH MANAGEMENT TRUST – MONEY MARKET SERIES	BEGINNING ACCOUNT VALUE 1/1/2010	ENDING ACCOUNT VALUE 6/30/2010	EXPENSES PAID DURING PERIOD* 1/1/2010 – 6/30/2010
Class A
Actual	$1,000.00	$1,000.00	$1.49
Hypothetical (5% return before expenses)	$1,000.00	$1,023.31	$1.51
Class B
Actual	$1,000.00	$1,000.00	$1.49
Hypothetical (5% return before expenses)	$1,000.00	$1,023.31	$1.51
Class C
Actual	$1,000.00	$1,000.00	$1.49
Hypothetical (5% return before expenses)	$1,000.00	$1,023.31	$1.51

*	Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 0.30% for Class A, B and C, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, divided by 365 (to reflect the half-year period). The fund’s adviser, Natixis Asset Management Advisors, L.P., has temporally agreed to waive its management fee and/or reimburse certain expenses to the extent necessary to maintain a constant net asset value of $1.00 per share. This agreement is voluntary and may be terminated at any time.

|  4

BOARD APPROVAL OF THE EXISTING ADVISORY AND SUB-ADVISORY AGREEMENTS

The Board of Trustees, including the Independent Trustees, considers matters bearing on the Fund’s advisory and sub-advisory agreements (collectively, the “Agreements”) at most of its meetings throughout the year. Each year, usually in the spring, the Contract Review and Governance Committee of the Board meets to review the Agreements to determine whether to recommend that the full Board approve the continuation of the Agreements, typically for an additional one-year period. After the Committee has made its recommendation, the full Board, including the Independent Trustees, determines whether to approve the continuation of the Agreements.

In connection with these meetings, the Trustees receive materials that the Fund’s investment adviser and sub-adviser (collectively, the “Advisers”) believe to be reasonably necessary for the Trustees to evaluate the Agreements. These materials generally include, among other items, (i) information on the investment performance of the Fund and the performance of peer groups and categories of funds and the Fund’s performance benchmarks, (ii) information on the Fund’s advisory and sub-advisory fees and other expenses, including information comparing the Fund’s expenses to the fees charged to institutional accounts with similar strategies managed by the Advisers and to those of peer groups of funds and information about any applicable expense caps and fee “breakpoints,” (iii) sales and redemption data in respect of the Fund, (iv) information about the profitability of the Agreements to the Advisers and (v) information obtained through the completion of a questionnaire by the Advisers (the Trustees are consulted as to the information requested through that questionnaire). The Board of Trustees, including the Independent Trustees, also consider other matters such as (i) each Adviser’s financial results and/or financial condition, (ii) the Fund’s investment objective and strategies and the size, education and experience of the Advisers’ respective investment staffs and their use of technology, external research and trading cost measurement tools, (iii) arrangements in respect of the distribution of the Fund’s shares and the related costs, (iv) the procedures employed to determine the value of the Fund’s assets, (v) the allocation of the Fund’s brokerage, if any, including, if applicable, allocations to brokers affiliated with the Advisers and the use of “soft” commission dollars to pay Fund expenses and to pay for research and other similar services, (vi) the resources devoted to, and the record of compliance with, the Fund’s investment policies and restrictions, policies on personal securities transactions and other compliance policies, (vii) information about amounts invested by the Fund’s portfolio managers in the Fund or in similar accounts that they manage and (viii) the general economic outlook with particular emphasis on the mutual fund industry. Throughout the process, the Trustees are afforded the opportunity to ask questions of and request additional materials from the Advisers.

In addition to the materials requested by the Trustees in connection with their annual consideration of the continuation of the Agreements, the Trustees receive materials in advance of each regular quarterly meeting of the Board of Trustees that provide detailed information about the Fund’s investment performance and the fees charged to the Fund for advisory and other services. This information generally includes, among other things, an internal performance rating for the Fund based on agreed-upon criteria, graphs showing performance and fee differentials against the Fund’s category of funds, performance ratings provided by a third-party, total return information for various periods, and third-party performance rankings for various periods comparing the Fund against its category. The portfolio management team for the Fund or other representatives of the Advisers make periodic presentations to the Contract Review and Governance Committee and/or the full Board of Trustees, and if the Fund is identified as presenting possible performance concerns it may be subject to more frequent board presentations and reviews. The Trustees also receive periodic updates between meetings.

The Board of Trustees most recently approved the continuation of the Agreements at their meeting held in June 2010. The Agreements were continued for a one-year period. In considering whether to approve the continuation of the Agreements, the Board of Trustees, including the Independent Trustees, did not identify any single factor as determinative. Individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. Matters considered by the Trustees, including the Independent Trustees, in connection with their approval of the Agreements included, but were not limited to, the factors listed below.

The nature, extent and quality of the services provided to the Fund under the Agreements. The Trustees considered the nature, extent and quality of the services provided by the Advisers and their affiliates to the Fund and the resources dedicated to the Fund by the Advisers and their affiliates.

The Trustees considered not only the advisory services provided by the Advisers to the Fund, but also the monitoring and oversight services provided by Natixis Asset Management Advisors, L.P. (“Natixis Advisors”). They also considered the administrative services provided by Natixis Advisors and its affiliates to the Fund.

The Trustees also considered the benefits to shareholders of investing in a mutual fund that is part of a family of funds that offers shareholders the right to exchange shares of one type of fund for shares of another type of fund, and provides a variety of fund and shareholder services.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the nature, extent and quality of services provided supported the renewal of the Agreements.

5  |

Investment performance of the Fund and the Advisers. As noted above, the Trustees received information about the performance of the Fund over various time periods, including information which compared the performance of the Fund to the performance of a peer group and category of funds. In addition, the Trustees also reviewed data prepared by an independent third party which analyzed the performance of the Fund using a variety of performance metrics, including metrics which also measured the performance of the Fund on a risk adjusted basis.

With respect to the Fund, the Board concluded that the Fund’s performance or other relevant factors supported the renewal of the Agreements.

The Trustees also considered each Adviser’s performance and reputation generally, the performance as a fund family generally (as noted by certain financial publications), and the historical responsiveness of the Advisers to Trustee concerns about performance and the willingness of the Advisers to take steps intended to improve performance.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the performance of the Fund and the Advisers supported the renewal of the Agreements.

The costs of the services to be provided and profits to be realized by the Advisers and their affiliates from their respective relationships with the Fund. The Trustees considered the fees charged to the Fund for advisory and sub-advisory services as well as the total expense level of the Fund. This information included comparisons (provided both by management and also by an independent third party) of the Fund’s advisory fees and total expense levels to those of their peer groups and information about the advisory fees charged by the Advisers to comparable accounts (such as institutional separate accounts), as well as information about differences in such fees. In considering the fees charged to comparable accounts, the Trustees considered, among other things, management’s representations about the differences between managing mutual funds as compared to other types of accounts, including the additional resources required to effectively manage and the greater regulatory costs associated with the management of mutual fund assets. In evaluating the Fund’s advisory and sub-advisory fees, the Trustees also took into account the demands, complexity and quality of the investment management of the Fund, and the need for the Advisers to offer competitive compensation. The Trustees considered that over the past several years, management had made recommendations regarding reductions in advisory fee rates for various funds in the fund family.

The Trustees also considered the compensation directly or indirectly received by the Advisers and their affiliates from their relationships with the Fund. The Trustees reviewed information provided by management as to the profitability of the Advisers’ and their affiliates’ relationships with the Fund, and information about the allocation of expenses used to calculate profitability. They also reviewed information provided by management about the effect of distribution costs and changes in asset levels on Adviser profitability, including information regarding resources spent on distribution activities. When reviewing profitability, the Trustees also considered information about court cases in which adviser profitability was an issue, the performance of the Fund, the expense levels of the Fund, and whether the Advisers had implemented breakpoints and/or expense caps. The Trustees noted that the Fund had a net expense ratio that was above the median of a peer group of funds. The Trustees considered the circumstances that accounted for such relatively higher expenses, and noted management’s representations that (1) despite such relatively higher expenses, the Fund outperformed the peer group for the 1-, 3- and 5-year periods, and (2) the Advisers are waiving fees and reimbursing expenses to maintain the Fund’s net asset value at $1.00 and prevent a negative yield.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the advisory fees charged to the Fund were fair and reasonable, and that the costs of these services generally and the related profitability of the Advisers and their affiliates in respect of their relationships with the Fund supported the renewal of the Agreements.

Economies of Scale. The Trustees considered the existence of any economies of scale in the provision of services by the Advisers and whether those economies are shared with the Fund through breakpoints in their investment advisory fees or other means, such as expense waivers or caps. The Trustees also took note of the costs of the services provided (both on an absolute and a relative basis) and the profitability to the Advisers and their affiliates of their relationships with the Fund, as discussed above.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the extent to which economies of scale were shared with the Fund supported the renewal of the Agreements.

The Trustees also considered other factors, which included but were not limited to the following:

•	the effect of recent market and economic turmoil on the performance, asset levels and expense ratios of the Fund.

•

whether the Fund has operated in accordance with its investment objective and the Fund’s record of compliance with its investment restrictions, and the compliance programs of the Fund and the Advisers. They also considered the compliance-related resources the Advisers and their affiliates were providing to the Fund.

|  6

•

the nature, quality, cost and extent of administrative and shareholder services performed by the Advisers and their affiliates, both under the Agreements and under separate agreements covering administrative services.

•

so-called “fallout benefits” to the Advisers, such as the engagement of affiliates of the Advisers to provide distribution, administrative and brokerage services to the Fund and the benefit to the Advisers of offering a family of funds which included a money market fund. The Trustees also considered the fact that Natixis Advisors’ parent company benefits from the retention of affiliated Advisers. The Trustees considered the possible conflicts of interest associated with these fallout and other benefits, and the reporting, disclosure and other processes in place to disclose and monitor such possible conflicts of interest.

•	the Trustees’ review and discussion of the Fund’s advisory arrangements in prior years, and management’s record of responding to Trustee concerns raised during the year and in prior years.

Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Trustees, including the Independent Trustees, concluded that each of the existing Agreements should be continued through June 30, 2011.

7  |

Natixis Cash Management Trust - Money Market Series

Portfolio of Investments

Investments as of June 30, 2010

Principal Amount	Description	Value (†)
Certificates of Deposit — 56.5% of Net Assets
$10,000,000	Credit Industriel et Commercial (NY), 0.680%, 7/01/2010	$10,000,000
10,000,000	Rabobank Nederland NV (NY), 0.230%, 7/06/2010	10,000,014
10,000,000	Bayerische Landesbank Girozentrale, 0.380%, 7/06/2010	10,000,000
10,100,000	Skandinaviska Enskilda Banken (NY), 0.340%, 7/13/2010	10,100,000
10,000,000	Lloyds TSB Bank PLC (NY), 0.280%, 7/19/2010	9,999,399
10,000,000	Royal Bank of Scotland (CT), 0.345%, 7/21/2010	9,999,805
7,100,000	Nordea Bank Finland (NY), 0.300%, 7/28/2010	7,099,734
10,000,000	Banco Bilbao de Vizcaya Argentaria (NY), 0.305%, 7/29/2010	9,999,650
10,000,000	CALYON (NY), 0.300%, 8/02/2010	9,999,910
10,000,000	Standard Chartered Bank (NY), 0.470%, 8/17/2010	10,000,130
10,000,000	Landesbank Hessen Thueringen Girozentrale, 0.630%, 9/13/2010	10,000,205
10,000,000	Dexia Credit Local SA (NY), 0.447%, 6/29/2011(d)	10,000,000

	Total Certificates of Deposit (Identified Cost $117,198,847)	117,198,847

Time Deposits — 21.2%
2,400,000	Union Bank of Switzerland, 0.050%, 7/01/2010	2,400,000
10,400,000	Royal Bank of Canada, 0.063%, 7/01/2010	10,400,000
10,400,000	BNP Paribas, 0.080%, 7/01/2010	10,400,000
10,400,000	National Bank of Canada, 0.100%, 7/01/2010	10,400,000
10,400,000	Citibank, 0.100%, 7/01/2010	10,400,000

	Total Time Deposits (Identified Cost $44,000,000)	44,000,000

Commercial Paper — 18.5%
	Banking — 14.0%
10,300,000	ING (US) Funding LLC, 0.310%, 7/19/2010(b)	10,298,404
10,000,000	Chesham Finance LLC, 144A, 0.550%, 8/16/2010(b)	9,992,972
6,300,000	Bank of Nova Scotia, 0.330%, 9/21/2010(b)	6,295,265
2,500,000	ICICI Bank Ltd. (Hong Kong), (Credit Support: Bank of America), 0.690%, 9/27/2010(b)	2,495,783

		29,082,424

	Education — 4.5%
1,205,000	Tennessee State School Bond Authority, 0.300%, 7/07/2010	1,205,000

Principal Amount	Description	Value (†)
	Education — continued
$5,000,000	Tennessee State School Bond Authority, 0.300%, 7/07/2010	$5,000,000
3,000,000	Tennessee State School Bond Authority, 0.380%, 8/18/2010	3,000,000

		9,205,000

	Total Commercial Paper (Identified Cost $38,287,424)	38,287,424

Variable Rate Demand Notes — 4.4%
	Municipals — 4.4%
1,615,000	Kansas City, MO Special Obligation Bond, (Credit Support: JPMorgan Chase), 0.350%, 3/01/2028(c)	1,615,000
7,500,000	New Jersey State Housing & Mortgage Finance Agency, (Credit Support: Bank of America), 0.420%, 11/01/2039(c)	7,500,000

	Total Variable Rate Demand Notes (Identified Cost $9,115,000)	9,115,000

	Total Investments — 100.6% (Identified Cost $208,601,271)(a)	208,601,271
	Other assets less liabilities — (0.6)%	(1,339,624)

	Net Assets — 100.0%	$207,261,647

(†)	See Note 2 of Notes to Financial Statements.
(a)	The aggregate cost for federal income tax purposes is $208,601,271.
(b)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(c)	Security payable on demand at par including accrued interest (usually with seven days notice). The interest rate is adjustable and is based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.
(d)	Security payable on demand at par including accrued interest with seven days notice. The interest rate changes monthly based upon 1 Month Libor. The spread to 1 Month Libor changes each month. The rate shown is the rate in effect at the date of this statement.

144A	Securities exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2010, the value of this security amounted to $9,992,972 or 4.8% of net assets.

Industry Summary at June 30, 2010 (Unaudited)

Banking (including Certificates of Deposit and Time Deposits)	91.7%
Education	4.5
Municipals	4.4

Total Investments	100.6
Other assets less liabilities	(0.6)

Net Assets	100.0%

See accompanying notes to financial statements.

|  8

Statement of Assets and Liabilities

June 30, 2010

ASSETS
Investments, at amortized cost approximating value	$208,601,271
Cash	55,926
Receivable for Fund shares sold	112,485
Receivable from investment adviser (Note 5)	3,456
Interest receivable	101,627
Prepaid expense	15,556

TOTAL ASSETS	208,890,321

LIABILITIES
Payable for Fund shares redeemed	1,279,347
Deferred Trustees’ fees (Note 5)	220,306
Administrative fees payable (Note 5)	8,371
Other accounts payable and accrued expenses	120,650

TOTAL LIABILITIES	1,628,674

NET ASSETS	$207,261,647

NET ASSETS CONSIST OF:
Paid-in capital	$207,452,313
Distributions in excess of net investment income	(190,666)

NET ASSETS	$207,261,647

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$181,902,592

Shares of beneficial interest	181,858,539

Net asset value and offering price per share	$1.00

Class B shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$14,437,937

Shares of beneficial interest	14,438,765

Net asset value and offering price per share	$1.00

Class C shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$10,921,118

Shares of beneficial interest	10,920,419

Net asset value and offering price per share	$1.00

See accompanying notes to financial statements.

9  |

Statement of Operations

For the Year Ended June 30, 2010

NET INVESTMENT INCOME
Interest	$849,460

Expenses
Management fees (Note 5)	803,574
Trustees’ fees and expenses (Note 5)	49,137
Administrative fees (Note 5)	111,319
Custodian fees and expenses	30,970
Transfer agent fees and expenses (Notes 5 and 6)	441,049
Audit and tax services fees	32,556
Legal fees	4,880
Shareholder reporting expenses	81,252
Registration fees	71,359
Miscellaneous expenses (Note 9)	40,355

Total expenses	1,666,451
Less waiver and/or expense reimbursement (Note 5)	(879,494)

Net expenses	786,957

Net investment income	62,503

REALIZED GAIN ON INVESTMENTS	2,583

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$65,086

See accompanying notes to financial statements.

|  10

Statement of Changes in Net Assets

	Year Ended June 30, 2010	Year Ended June 30, 2009
FROM OPERATIONS:
Net investment income	$62,503	$4,013,916
Net realized gain on investments	2,583	2,012

Net increase in net assets resulting from operations	65,086	4,015,928

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Class A	(54,162)	(3,483,894)
Class B	(4,529)	(257,777)
Class C	(3,812)	(272,245)

Total distributions	(62,503)	(4,013,916)

FROM CAPITAL SHARE TRANSACTIONS (NOTE 8):
Proceeds from sale of shares	174,934,072	399,159,044
Net asset value of shares issued in connection with the reinvestment of distributions	60,057	3,879,526
Cost of shares redeemed	(222,902,881)	(387,327,986)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS	(47,908,752)	15,710,584

Net increase (decrease) in net assets	(47,906,169)	15,712,596
NET ASSETS
Beginning of the year	255,167,816	239,455,220

End of the year	$207,261,647	$255,167,816

DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME/ACCUMULATED NET INVESTMENT INCOME	$(190,666)	$41,556

See accompanying notes to financial statements.

11  |

This Page Intentionally Left Blank

|  12

Financial Highlights

For a share outstanding throughout each period.

		Income (Loss) From Investment Operations:		Less Distributions:
	Net asset value, beginning of the period	Net investment income	Total from investment operations (a)	Dividends from net investment income	Net asset value, end of the period

Class A
6/30/2010	$1.00	$0.0003	$0.0003	$(0.0003)	$1.00
6/30/2009	1.00	0.0146	0.0146	(0.0146)	1.00
6/30/2008	1.00	0.0376	0.0376	(0.0376)	1.00
6/30/2007	1.00	0.0469	0.0469	(0.0469)	1.00
6/30/2006	1.00	0.0351	0.0351	(0.0351)	1.00
Class B
6/30/2010	1.00	0.0003	0.0003	(0.0003)	1.00
6/30/2009	1.00	0.0146	0.0146	(0.0146)	1.00
6/30/2008	1.00	0.0376	0.0376	(0.0376)	1.00
6/30/2007	1.00	0.0469	0.0469	(0.0469)	1.00
6/30/2006	1.00	0.0351	0.0351	(0.0351)	1.00
Class C
6/30/2010	1.00	0.0003	0.0003	(0.0003)	1.00
6/30/2009	1.00	0.0147	0.0147	(0.0147)	1.00
6/30/2008	1.00	0.0376	0.0376	(0.0376)	1.00
6/30/2007	1.00	0.0469	0.0469	(0.0469)	1.00
6/30/2006	1.00	0.0351	0.0351	(0.0351)	1.00

(a)	Including net realized and unrealized gain (loss) of less than $0.0001 per share.
(b)	Had certain expenses not been waived/reimbursed during the period, if applicable, total returns would have been lower. Periods of less than one year, if applicable, are not annualized.
(c)	Computed on an annualized basis for periods less than one year, if applicable.
(d)	Represents expenses net of minimum balance fees deducted from shareholder accounts and retained by the Fund, if applicable.

See accompanying notes to financial statements.

13  |

		Ratios to Average Net Assets:

Total return (%) (b)	Net assets, end of the period (000’s)	Gross expenses (%) (c)		Net expenses (%) (c)(d)(e)		Net investment income (%) (c)

0.03	$181,903	0.73		0.34	(f)	0.03
1.47	219,446	0.65	(g)	0.63	(g)	1.47
3.83	219,428	0.68		0.63		3.76
4.79	221,143	0.71		0.67		4.69
3.56	233,270	0.82		0.82		3.45

0.03	14,438	0.73		0.34	(f)	0.03
1.47	18,668	0.65	(g)	0.63	(g)	1.43
3.83	15,478	0.68		0.63		3.76
4.79	17,127	0.71		0.67		4.69
3.56	20,425	0.82		0.82		3.45

0.03	10,921	0.72		0.35	(f)	0.03
1.48	17,053	0.63	(g)	0.61	(g)	1.42
3.83	4,549	0.68		0.63		3.76
4.79	1,913	0.71		0.67		4.69
3.56	2,121	0.82		0.82		3.45

(e)	The investment adviser and/or administrator agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement (including the voluntary waiver/reimbursement), if applicable, expenses would have been higher.
(f)	The effect of voluntary fee waiver and/or reimbursement of Fund expenses by the adviser was 0.32%, 0.32% and 0.31% for Class A, B and C, respectively. See Note 5 of Notes to Financial Statements.
(g)	Includes fee/expense recovery of 0.01%, 0.01% and less than 0.01% for Class A, B and C, respectively.

|  14

Notes to Financial Statements

June 30, 2010

1.  Organization.  Natixis Cash Management Trust – Money Market Series (the “Fund”) is the only series of Natixis Cash Management Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue an unlimited number of shares of the Trust, without par value.

The Fund seeks maximum current income consistent with preservation of capital and liquidity. The Fund offers Class A and Class C shares. Effective October 12, 2007, Class B shares are no longer offered. Existing Class B shareholders may continue to reinvest dividends into Class B shares and exchange their Class B shares for Class B shares of other Natixis Funds subject to existing exchange privileges as described in the Prospectus. The classes of the Fund enable shareholders of another Natixis Fund or Loomis Sayles Fund to invest in the Fund through an exchange of shares. The classes of the Fund are identical except for different exchange privileges.

Shares of the Fund are sold without a front-end sales charge. Shares acquired by exchange of shares from another Natixis Fund or Loomis Sayles Fund may be subject to a contingent deferred sales charge (“CDSC”) if the shares exchanged were subject to a CDSC. For exchanges into the Fund, the holding period for determining the CDSC for Class B and Class C shares will be suspended and resume only when an exchange into an applicable Fund occurs.

Expenses of the Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class. Shares of each class would receive their pro rata share of the net assets of the Fund if the Fund were liquidated. The Trustees approve separate dividends from net investment income on each class of shares.

2.  Significant Accounting Policies.  The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Management has evaluated the events and transactions that have occurred through the date the financial statements were issued, and noted no items requiring recognition in the financial statements or additional disclosures in the Notes to Financial Statements.

a.  Valuation.  The Fund employs the amortized cost method of security valuation as set forth in Rule 2a-7 under the 1940 Act which, in the opinion of the Trustees of the Trust, represents the fair value of the particular security. The amortized cost of a security is determined by valuing it at original cost and thereafter assumes a constant accretion/amortization to maturity of any discount/premium. By using amortized cost valuation, the Fund seeks to maintain a constant net asset value of $1.00 per share despite minor shifts in the market value of its portfolio securities.

b.  Repurchase Agreements.  It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities.

c.  Security Transactions and Related Investment Income.  Security transactions are accounted for on trade date and interest income is recorded on an accrual basis. Interest income is increased by the accretion of discount and decreased by the amortization of premium. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis.

d.  Federal Income Taxes.  The Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income. Management has performed an analysis of the Fund’s tax positions for the open tax years as of June 30, 2010 and has concluded that no provisions for income tax are required. The Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next twelve months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Fund. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.

e.  Dividends and Distributions to Shareholders.  Dividends and distributions, if any, are declared daily to shareholders of record at the time and are paid monthly. Net capital gain distributions, if any, will be made annually. The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations, which may differ from accounting

15  |

Notes to Financial Statements (continued)

June 30, 2010

principles generally accepted in the United States of America. Permanent book and tax basis differences relating to shareholder distributions, net investment income, and net realized gains will result in reclassifications to the capital accounts. Distributions from net investment income and short-term capital gains are treated as ordinary income for tax purposes.

During the years ended June 30, 2010 and June 30, 2009 distributions of $87,369 and $4,013,916, respectively, were paid to shareholders from ordinary income on a tax basis. Differences between the distribution amount for the year ended June 30, 2010 and that reported in the Statement of Changes in Net Assets for the same period are attributable to the use of equalization for tax purposes.

At June 30, 2010, the Fund had undistributed ordinary income on a tax basis of $29,640. The difference between the components of distributable earnings on a tax basis and the amounts reported in the Statement of Assets and Liabilities are primarily due to deferred Trustees’ fees.

f.  Other.  The Fund invests primarily in a portfolio of money market instruments maturing in 397 days or less (45 days or less for second-tier securities) and whose ratings are generally within the two highest rating categories of a nationally recognized rating agency. The ability of the issuers of the securities held by the Fund to meet their obligations may be affected by foreign, economic, political and legal developments in the case of non-U.S. banks, non-U.S. branches, or subsidiaries of U.S. banks, or domestic economic developments in a specific industry, state or region.

g.  Indemnifications.  Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

3.  Fair Value Measurements.  In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•

Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 – prices determined using significant unobservable inputs for situations where quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2010, at amortized cost:

Asset Valuation Inputs

Description(a)	Level 1	Level 2	Level 3	Total

Investments in Securities	$—	$208,601,271	$—	$208,601,271

(a)	Major categories of the Fund’s investments are included in the Portfolio of Investments

4.  Investment Transactions.  For the year ended June 30, 2010, purchases and proceeds from sales or maturities of short-term obligations (including securities purchased subject to repurchase agreements) were $8,796,015,223 and $8,843,315,880, respectively.

|  16

Notes to Financial Statements (continued)

June 30, 2010

5.  Management Fees and Other Transactions with Affiliates.

a.  Management Fees.  Natixis Asset Management Advisors, L.P. (“Natixis Advisors”) serves as the investment adviser to the Fund. Under the terms of the management agreement, the Fund pays a management fee at the following annual rates, calculated daily and payable monthly, based on the Fund’s average daily net assets:

Percentage of Average Daily Net Assets
First $250 million	Next $250 million	Next $500 million	Next $500 million	Next $500 million	Over $2 billion
0.35%	0.33%	0.31%	0.26%	0.25%	0.20%

Natixis Advisors has entered into a subadvisory agreement on behalf of the Fund with Reich & Tang Asset Management, LLC (“Reich & Tang”). Payments to Natixis Advisors are reduced by the amount of payments to Reich & Tang. Natixis Advisors and Reich & Tang are wholly-owned subsidiaries of Natixis Global Asset Management, L.P. (“Natixis US”), which is part of Natixis Global Asset Management, an international asset management group based in Paris, France. Certain officers and directors of Natixis Advisors are also officers or Trustees of the Fund.

Natixis Advisors has given a binding undertaking to the Fund to waive management fees and/or reimburse certain expenses to limit the Fund’s operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes and extraordinary expenses. This undertaking is in effect until August 31, 2011 and will be reevaluated on an annual basis. The expense limits as a percentage of average daily net assets under the expense limitation agreement are 0.65% for Class A, Class B and Class C shares of the Fund.

Natixis Advisors shall be permitted to recover expenses it has borne under its expense limitation agreement (whether through waiver of its management fee or otherwise) on a class by class basis in later periods to the extent the expenses of a class fall below a class’ expense limit, provided, however, that a class is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

Natixis Advisors has temporarily agreed to waive its management fee and/or reimburse certain expenses (in addition to fees waived and/or expenses reimbursed under the expense limitation agreement) to the extent necessary to maintain a constant net asset value of $1.00 per share. This agreement is voluntary and may be terminated at any time. Fees waived and/or expenses reimbursed pursuant to this voluntary agreement cannot be recovered by Natixis Advisors in later periods.

Management fee payable, as reflected on the Statement of Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to these undertakings. Waiver/reimbursements that exceed management fees payable are reflected on the Statement of Assets and Liabilities as receivable from investment adviser.

For the year ended June 30, 2010, the management fees and waiver of management fees for the Fund were as follows:

Gross Management Fees	Contractual Waiver of Management Fees[1]	Voluntary Waiver of Management Fees	Net Management Fees	Percentage of Average Daily Net Assets
				Gross	Net
$803,574	$149,613	$653,961	$—	0.35%	0.00%

[1]	Contractual management fee waivers are subject to possible recovery until June 30, 2011.

In addition, the investment adviser voluntarily reimbursed non-class specific expenses in the amount of $75,920.

No expenses were recovered during the year ended June 30, 2010 under the terms of the expense limitation agreement.

b.  Administrative Fees.  Natixis Advisors provides certain administrative services for the Fund and contracts with State Street Bank and Trust Company (“State Street Bank”) to serve as sub-administrator. Pursuant to an agreement among the Trust, Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV, Gateway Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I, Loomis Sayles

17  |

Notes to Financial Statements (continued)

June 30, 2010

Funds II (“Loomis Sayles Funds Trusts”), Hansberger International Series and Natixis Advisors, the Fund pays Natixis Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0575% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series, 0.0500% of the next $15 billion, 0.0425% of the next $30 billion and 0.0375% of such assets in excess of $60 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series of $10 million, which is reevaluated on an annual basis. New funds are subject to a fee for the first twelve months of operations of $75,000 plus $12,500 per class and an additional $75,000 if managed by multiple subadvisers.

For the year ended June 30, 2010, the Fund paid $111,319 in administrative fees to Natixis Advisors.

Effective July 1, 2010, the Fund will pay Natixis Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0575% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion and 0.0350% of such assets in excess of $60 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series of $10 million, which is reevaluated on an annual basis. New funds are subject to a fee for the first twelve months of operations of $75,000 plus $12,500 per additional class and an additional $75,000 if managed by multiple subadvisers.

c.  Distribution Agreement.  Natixis Distributors, L.P. (“Natixis Distributors”), a wholly-owned subsidiary of Natixis US, is the Fund’s distributor pursuant to a distribution agreement, although it receives no compensation from the Fund for such services.

d.  Sub-Transfer Agent Fees.  Natixis Distributors has entered into agreements with financial intermediaries to provide certain recordkeeping, processing, shareholder communications and other services to customers of the intermediaries and has agreed to compensate the intermediaries for providing those services. Certain services would be provided by the Fund if the shares of those customers were registered directly with the Fund’s transfer agent. Accordingly, the Fund agreed to pay a portion of the intermediary fees attributable to shares of the Fund held by the intermediaries (which generally are a percentage of the value of shares held) not exceeding what the Fund would have paid their transfer agent had each customer’s shares been registered directly with the transfer agent instead of held through the intermediaries. Natixis Distributors pays the remainder of the fees.

For the year ended June 30, 2010, the Fund paid $12,095 in sub-transfer agent fees, which are reflected in transfer agent fees and expenses in the Statement of Operations.

e.  Trustees Fees and Expenses.  The Fund does not pay any compensation directly to its officers or Trustees who are directors, officers or employees of Natixis Advisors, Natixis Distributors, Natixis US or their affiliates. Effective January 1, 2010, the Chairperson of the Board receives a retainer fee at the annual rate of $250,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that she attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $80,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, each committee chairman receives an additional retainer fee at an annual rate of $15,000. Each Contract Review and Governance Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $7,500 for each Committee meeting that he or she attends in person and $3,750 for each meeting that he or she attends telephonically. Each member of the ad hoc Committee on Alternative Investments received a one-time fee of $10,000. The ad hoc Committee on Alternative Investments is not a standing committee. These fees are allocated among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

Prior to January 1, 2010, the Chairperson of the Board received a retainer fee at the annual rate of $200,000. The Chairperson did not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that she attended. Each Independent Trustee (other than the Chairperson) received, in the aggregate, a retainer fee at the annual rate of $65,000. Each Independent Trustee also received a meeting attendance fee of $7,500 for each meeting of the Board of Trustees that he or she attended in person and $3,750 for each meeting of the Board of Trustees that he or she attended telephonically. In addition, each committee chairman received an additional retainer fee at an annual rate of $10,000. Each Contract Review and Governance Committee member was compensated $5,000 for each Committee meeting that he or she attended in person and $2,500 for each meeting that he or she attended telephonically. Each Audit

|  18

Notes to Financial Statements (continued)

June 30, 2010

Committee member was compensated $6,250 for each Committee meeting that he or she attended in person and $3,125 for each meeting that he or she attended telephonically.

A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Fund until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts, and Hansberger International Series, and are normally reflected as Trustees’ fees and expenses in the Statement of Operations. The portions of the accrued obligations allocated to the Fund under the Plan are reflected as Deferred Trustees’ fees in the Statement of Assets and Liabilities.

f.  Minimum Balance Fees.  An annual minimum balance fee of $20 may apply to accounts that fall below the minimum amount required to establish an account, in order to reduce the impact of small accounts on transfer agent fees. For the year ended June 30, 2010, there were no minimum balance fees imposed by the Fund.

6.  Class-Specific Expenses.

For the period from July 1, 2009 to September 30, 2009, the Fund paid the following class-specific transfer agent fees and expenses (including sub-transfer agent fees):

Transfer Agent Fees and Expenses
Class A	Class B	Class C
$86,287	$7,219	$6,084

Effective October 1, 2009, transfer agent fees and expenses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

7.  Line of Credit.  The Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series, participates in a $200,000,000 committed unsecured line of credit provided by State Street Bank, with an individual limit of $125,000,000 for each fund that participates in the line of credit. Interest is charged to each participating fund based on its borrowings at a rate per annum equal to the greater of the Federal Funds rate or overnight LIBOR plus 1.25%. In addition, a commitment fee of 0.15% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit.

Prior to March 10, 2010, the Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series, participated in a $200,000,000 committed unsecured line of credit provided by State Street Bank, with an individual limit of $125,000,000 for each fund that participated in the line of credit. Interest was charged to each participating fund based on its borrowings at a rate per annum equal to the Federal Funds rate plus or overnight LIBOR, plus 0.75%. In addition, a commitment fee of 0.125% per annum, payable at the end of each calendar quarter, was accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit.

For the year ended June 30, 2010, the Fund had no borrowings under these agreements.

19  |

Notes to Financial Statements (continued)

June 30, 2010

8.  Capital Shares.  The Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares at a constant net asset value of $1.00 per share were as follows:

	Year Ended June 30, 2010	Year Ended June 30, 2009

Class A
Issued from the sale of shares	158,662,089	343,275,364
Issued in connection with the reinvestment of distributions	52,320	3,393,801
Redeemed	(196,260,115)	(346,653,288)

Net change	(37,545,706)	15,877

Class B
Issued from the sale of shares	1,805,127	11,483,068
Issued in connection with the reinvestment of distributions	4,306	247,510
Redeemed	(6,040,082)	(8,540,300)

Net change	(4,230,649)	3,190,278

Class C
Issued from the sale of shares	14,466,856	44,400,612
Issued in connection with the reinvestment of distributions	3,431	238,215
Redeemed	(20,602,684)	(32,134,398)

Net change	(6,132,397)	12,504,429

Increase (decrease) from capital share transactions	(47,908,752)	15,710,584

9.  U.S. Treasury Temporary Guarantee Program for Money Market Funds.  The Fund paid a percentage of its net asset value as of September 19, 2008 to participate in the Temporary Guarantee Program for Money Market Funds (the “Program”) offered by the United States Department of the Treasury (“U.S. Treasury”). The Fund paid $111,225 to participate in the Program through September 18, 2009. For the year ended June 30, 2010, the Fund expensed $23,665, which is reflected in the Statement of Operations under the caption “Miscellaneous”. This expense is not subject to the binding undertaking to limit operating expenses as described in Note 5.

The Program provided coverage for a period that was originally due to expire on December 18, 2008. The Secretary of the U.S. Treasury extended the Program until April 30, 2009, and again through September 18, 2009, and the Board decided to continue the Fund’s participation. The U.S. Treasury did not extend the Program past September 18, 2009, thus the Fund’s participation in the Program has ceased.

10.  Special Meeting of Shareholders (Unaudited).  A special meeting of shareholders of the Trust was held on May 27, 2010 to consider a proposal to elect four trustees to the Board of Trustees. The proposal was approved by shareholders of the Trust. The results of the shareholder vote were as follows:

Nominee	Voted “FOR”*	Withheld*
Kenneth A. Drucker	89,899,686	1,825,394
Wendell J. Knox	89,822,146	1,902,934
Erik R. Sirri	89,846,558	1,878,522
Peter J. Smail	89,920,174	1,804,906

*	Trust-wide voting results.

In addition to the Trustees named above, the following also serve as Trustees of the Trust: Graham T. Allison, Jr., Edward A. Benjamin, Daniel M. Cain, Sandra O. Moose, Cynthia L. Walker, Robert J. Blanding and John T. Hailer.

|  20

Report of Independent Registered Public Accounting Firm

To the Trustees of Natixis Cash Management Trust and Shareholders of

Natixis Cash Management Trust – Money Market Series:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Natixis Cash Management Trust – Money Market Series (the “Fund”), the sole series constituting Natixis Cash Management Trust, at June 30, 2010, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2010 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

August 23, 2010

21  |

Trustee and Officer Information

The tables below provide certain information regarding the Trustees and officers of Natixis Cash Management Trust (the “Trust”). Unless otherwise indicated, the address of all persons below is 399 Boylston Street, Boston, MA 02116. The Statement of Additional Information includes additional information about the Trustees of the Trust and is available by calling Natixis Funds at 800-225-5478.

Name and Year of Birth	Position(s) Held with the Trust, Length of Time Served and Term of Office*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen** and Other Directorships Held During Past 5 Years	Experience, Qualifications, Attributes, Skills for Board Membership

INDEPENDENT TRUSTEES

Graham T. Allison, Jr. (1940)	Trustee from 1984 to 1993 and since 1995 Contract Review and Governance Committee Member	Douglas Dillon Professor and Director of the Belfer Center for Science and International Affairs, John F. Kennedy School of Government, Harvard University	41 Director, Taubman Centers, Inc. (real estate investment trust)	Significant experience on Board of Trustees of the Trusts and/or other business organizations; government experience (including as Assistant Secretary of Defense under President Clinton); academic experience

Edward A. Benjamin (1938)	Trustee since 2003 Chairman of the Contract Review and Governance Committee	Retired	41 Formerly, Director, Precision Optics Corporation (optics manufacturer)	Significant experience on Board of Trustees of the Trusts and/or other business organizations; significant experience providing legal counsel to boards, funds, advisers and other financial institutions (former partner at Ropes & Gray LLP)

Daniel M. Cain (1945)	Trustee since 1996 Chairman of the Audit Committee	Chairman (formerly, President and Chief Executive Officer) of Cain Brothers & Company, Incorporated (investment banking)	41 Director, Sheridan Healthcare Inc. (physician practice management)	Significant experience on Board of Trustees of the Trusts and/or other business organizations; experience in the financial industry, including roles as chairman and former chief executive officer of an investment banking firm

Kenneth A. Drucker (1945)	Trustee since 2008 Audit Committee Member	Formerly, Vice President and Treasurer, Sequa Corp. (aerospace, automotive and metal manufacturing)	41 Formerly, Director, M Fund, Inc. (investment company); Director, Gateway Trust (investment company)	Significant experience on Board of Trustees of the Trusts and/or other business organizations; executive experience including as treasurer of a corporation

|  22

Name and Year of Birth	Position(s) Held with the Trust, Length of Time Served and Term of Office*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen** and Other Directorships Held During Past 5 Years	Experience, Qualifications, Attributes, Skills for Board Membership

INDEPENDENT TRUSTEES continued

Wendell J. Knox (1948)	Trustee since 2009 Contract Review and Governance Committee Member	Director (formerly, President and Chief Executive Officer) of Abt Associates Inc. (research and consulting)	41 Director, Eastern Bank (commercial bank); Director, The Hanover Insurance Group (property and casualty insurance)	Significant experience on Board of Trustees of the Trusts and/or other business organizations; executive experience including roles as president and chief executive officer of a consulting company

Sandra O. Moose (1942)	Chairperson of the Board of Trustees since November 2005 Trustee since 1982 Ex officio member of the Audit Committee and Contract Review and Governance Committee	President, Strategic Advisory Services (management consulting); formerly, Senior Vice President and Director, The Boston Consulting Group, Inc. (management consulting)	41 Director, Verizon Communications; Director, AES Corporation (international power company); Formerly, Director, Rohm and Haas Company (specialty chemicals)	Significant experience on Board of Trustees of the Trusts and/or other business organizations; executive experience at a management consulting company

Erik R. Sirri[1] (1958)	Trustee since 2009 Contract Review and Governance Committee Member	Professor of Finance at Babson College; formerly, Director of the Division of Trading and Markets at the Securities and Exchange Commission	41 None	Experience as Director of the Division of Trading and Markets at the Securities and Exchange Commission; academic experience and training as an economist

Peter J. Smail[1] (1952)	Trustee since 2009 Contract Review and Governance Committee Member	Retired; formerly, President and Chief Executive Officer of Pyramis Global Advisors (investment management)	41 None	Mutual fund industry and executive experience, including roles as president and chief executive officer for an investment adviser

Cynthia L. Walker (1956)	Trustee since 2005 Audit Committee Member	Deputy Dean for Finance and Administration, Yale University School of Medicine; formerly, Executive Dean for Administration, Harvard Medical School; and formerly, Dean for Finance and Chief Financial Officer, Harvard Medical School	41 None	Significant experience on Board of Trustees of the Trusts and/or other business organizations; executive experience in a variety of academic organizations, including roles as dean for finance and administration

23  |

Name and Year of Birth	Position(s) Held with the Trust, Length of Time Served and Term of Office*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen** and Other Directorships Held During Past 5 Years	Experience, Qualifications, Attributes, Skills for Board Membership

INTERESTED TRUSTEES

Robert J. Blanding[2] (1947) 555 California Street San Francisco, CA 94104	Trustee since 2003	President, Chairman, Director and Chief Executive Officer, Loomis, Sayles & Company, L.P.	41 None	Significant experience on Board of Trustees of the Trusts; continuing service as president, chairman, and chief executive officer of Loomis, Sayles & Company, L.P.

John T. Hailer[3] (1960)	Trustee since 2000	President and Chief Executive Officer –U.S. and Asia, Natixis Global Asset Management, L.P.; formerly, President and Chief Executive Officer, Natixis Distribution Corporation, Natixis Asset Management Advisors, L.P., Natixis Distributors, L.P. and Natixis Global Associates, Inc.	41 None	Significant experience on Board of Trustees of the Trusts; continuing experience as Chief Executive Officer of Natixis Global Asset Management, L.P.

*	Each Trustee serves until retirement, resignation or removal from the Board of Trustees. The current retirement age is 72; however, the Trustees have designated 2010 as a transition period so that any Trustees who are currently age 72 or older or who reach age 72 during the remainder of 2010 will not be required to retire until the end of calendar year 2011. The position of Chairperson of the Board is appointed for a two-year term. Ms. Moose was appointed to serve an additional two-year term as the Chairperson of the Board of Trustees on November 20, 2009.

**	The Trustees of the Trust serve as Trustees of a fund complex that includes all series of the Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV, Gateway Trust and the Trust (collectively, the “Natixis Funds Trusts”), Loomis Sayles Funds I and Loomis Sayles Funds II (collectively, the “Loomis Sayles Funds Trusts”), and Hansberger International Series (collectively, the “Fund Complex”).

[1]	Mr. Sirri and Mr. Smail were appointed as trustees effective December 1, 2009.

[2]

Mr. Blanding is deemed an “interested person” of the Trust because he holds the following positions with an affiliated person of the Trust: President, Chairman, Director and Chief Executive Officer of Loomis Sayles.

[3]

Mr. Hailer is deemed an “interested person” of the Trust because he holds the following positions with an affiliated person of the Trust: President and Chief Executive Officer–U.S. and Asia, Natixis Global Asset Management, L.P.

|  24

Name and Year of Birth	Position(s) Held with the Trusts	Term of Office* and Length of Time Served	Principal Occupation During Past 5 Years**

OFFICERS OF THE TRUST

Coleen Downs Dinneen (1960)	Secretary, Clerk and Chief Legal Officer	Since September 2004	Executive Vice President, General Counsel, Secretary and Clerk (formerly, Senior Vice President, Deputy General Counsel, Assistant Secretary and Assistant Clerk), Natixis Distribution Corporation, Natixis Asset Management Advisors, L.P. and Natixis Distributors, L.P.

David Giunta (1965)	President and Chief Executive Officer	Since March 2008	President and Chief Executive Officer, Natixis Distribution Corporation, Natixis Asset Management Advisors, L.P. and Natixis Distributors, L.P.; formerly, President, Fidelity Charitable Gift Fund; and formerly, Senior Vice President, Fidelity Brokerage Company

Russell L. Kane (1969)	Chief Compliance Officer, Assistant Secretary and Anti-Money Laundering Officer	Chief Compliance Officer since May 2006; Assistant Secretary since June 2004; and Anti-Money Laundering Officer since April 2007	Chief Compliance Officer for Mutual Funds, Senior Vice President, Deputy General Counsel, Assistant Secretary and Assistant Clerk, Natixis Distribution Corporation, Natixis Asset Management Advisors, L.P. and Natixis Distributors, L.P.

Michael C. Kardok (1959)	Treasurer, Principal Financial and Accounting Officer	Since October 2004	Senior Vice President, Natixis Asset Management Advisors, L.P. and Natixis Distributors, L.P.

*	Each officer of the Trust serves for an indefinite term in accordance with the Trust’s current By-laws until the date his or her successor is elected and qualified, or until he or she sooner dies, retires, is removed or becomes disqualified.

**	Each person listed above, except as noted, holds the same position(s) with the Fund Complex. Previous positions during the past five years with the Distributor, Natixis Advisors or Loomis Sayles are omitted if not materially different from a Trustee’s or officer’s current position with such entity.

25  |

Item 2.	Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer and persons performing similar functions.

Item 3.	Audit Committee Financial Expert.

The Board of Trustees of the Registrant has established an audit committee. Ms. Cynthia L. Walker, Mr. Daniel M. Cain and Mr. Kenneth A. Drucker are members of the audit committee and have been designated as “audit committee financial experts” by the Board of Trustees. Each of these individuals is also an Independent Trustee of the Registrant.

Item 4.	Principal Accountant Fees and Services.

Fees billed by the Principal Accountant for services rendered to the Registrant.

The table below sets forth fees billed by the principal accountant, PricewaterhouseCoopers LLP, for the past two fiscal years for professional services rendered in connection with a) the audit of the Registrant’s annual financial statements and services provided in connection with regulatory filings; b) audit-related services (including services that are reasonably related to the performance of the audit of the Registrant’s financial statements but not reported under “Audit Fees”); c) tax compliance, tax advice and tax planning; and d) all other fees billed for professional services rendered by the principal accountant to the Registrant, other than the services provided reported as a part of (a) through (c) of this Item.

	Audit fees		Audit-related fees[1]		Tax fees[2]		All other fees
	7/1/08 – 6/30/09	7/1/09 – 6/30/10	7/1/08 – 6/30/09	7/1/09 – 6/30/10	7/1/08 – 6/30/09	7/1/09 – 6/30/10	7/1/08 – 6/30/09	7/1/09 – 6/30/10
Cash Management Trust	$30,162	$28,840	$303	$47	$2,700	$5,226	$0	$0

1.	Audit-related fees consist of:

2009 – the performance of agreed-upon procedures related to the Registrant’s deferred compensation plan.

2010 – the performance of agreed-upon procedures related to the Registrant’s deferred compensation plan

2.	Tax fees consist of:

2009 – a review of the Registrant’s tax returns.

2010 – a review of the Registrant’s tax returns, an analysis of the equalization calculation provided for the Registrant and consulting services related to new Massachusetts filing requirements.

Aggregate fees billed to the Registrant for non-audit services during fiscal years 2009 and 2010 were $3,003 and $5,273, respectively.

Fees billed by the Principal Accountant for services rendered to the Adviser and Control Affiliates.

The following table sets forth the fees billed by the Registrant’s principal accountant for non-audit services rendered to Natixis Asset Management Advisors, L.P. and entities controlling, controlled by or under common control with Natixis Asset Management Advisors, L.P. (“Control Affiliates”) that provide ongoing services to the Registrant, for engagements that related directly to the operations and financial reporting of the Registrant for the last two fiscal years.

	Audit-related fees		Tax fees		All other fees
	7/1/08 – 6/30/09	7/1/09 – 6/30/10	7/1/08 – 6/30/09	7/1/09 – 6/30/10	7/1/08 – 6/30/09	7/1/09 – 6/30/10
Control Affiliates	$12,000	$12,000	$0	$0	$0	$0

The following table sets forth the aggregate fees billed by the Registrant’s principal accountant for non-audit services rendered to Natixis Asset Management Advisors, L.P. and Control Affiliates that provide ongoing services to the Registrant, for the last two fiscal years, including the fees disclosed in the table above.

	Aggregate Non-Audit Fees
	2009	2010
Control Affiliates	$12,000	$18,000

None of the services described above were approved pursuant to (c)(7)(i)(C) of Regulation S-X.

Audit Committee Pre Approval Policies.

Annually, the Registrant’s Audit Committee reviews the audit, audit-related, tax and other non-audit services together with the projected fees, for services proposed to be rendered to the Registrant and/or other entities for which pre-approval is required during the upcoming year. Any subsequent revisions to already pre-approved services or fees (including fee increases) and requests for pre-approval of new services would be presented for consideration quarterly as needed.

If, in the opinion of management, a proposed engagement by the Registrant’s independent accountants needs to commence before the next regularly scheduled Audit Committee meeting, any member of the Audit Committee who is an independent Board member is authorized to pre-approve the engagement, but only for engagements to provide audit, audit related and tax services. This approval is subject to review of the full Audit Committee at its next quarterly meeting. All other engagements require the approval of all the members of the audit committee.

[None/    %] of the audit-related, tax and other services provided by the Registrant’s principal accountant were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

Included as part of the Report to Shareholders filed as Item 1 herewith.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Securities Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a) (1)	Code of Ethics required by Item 2 hereof, filed herewith as Exhibit (a)(1).

(a) (2)	Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith as Exhibits (a)(2)(1) and (a)(2)(2), respectively.

(a) (3)	Not applicable.

(b)	Certification of Principal Executive Officer and Principal Financial Officer pursuant to Section 906 of Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit (b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Natixis Cash Management Trust

By:	/S/ DAVID L. GIUNTA
Name:	David L. Giunta
Title:	President and Chief Executive Officer

Date: August 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ DAVID L. GIUNTA
Name:	David L. Giunta
Title:	President and Chief Executive Officer

Date: August 23, 2010

By:	/S/ MICHAEL C. KARDOK
Name:	Michael C. Kardok
Title:	Treasurer

Date: August 23, 2010